Submission	Sep. 10, 2025
Submission [Line Items]
Central Index Key	0000720005
Registrant Name	RAYMOND JAMES FINANCIAL INC
Registration File Number	333-279215
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A